Company Information (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Company Information
Accumulated deficit	$ (95,347)	$ (79,176)		$ (52,422)
Cash and cash equivalents	$ 1,222	$ 117	$ 357	$ 351